Balance Sheet Details	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Balance Sheet Details [Abstract]
Balance Sheet Details

4. Balance Sheet Details

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	June 30, 2022	December 31, 2021
Prepaid clinical costs	$—	$488,614
Prepaid insurance	412,500	—
Other prepaid expenses & current assets	162,981	148,728
Total prepaid expenses & current assets	$575,481	$637,342

Property and Equipment, Net

Property and equipment, net consisted of the following:

	June 30, 2022	December 31, 2021
Lab equipment	$131,963	$131,963
Total property and equipment, gross	131,963	131,963
Accumulated depreciation	(29,306)	(16,782)
Total property and equipment, net	$102,657	$115,181

Depreciation expense was $6,262 and $12,524 for the three and six months ended June 30, 2022, respectively, and $642 and $4,449 for the three and six months ended June 30, 2021, respectively.

Accrued Expenses

Accrued expenses consisted of the following:

	June 30, 2022	December 31, 2021
Accrued payroll and related expenses	$978,343	$756,729
Accrued clinical study expenses	—	327,244
Accrued professional fees	799,023	294,130
Accrued clinical development costs	68,300	145,566
Accrued other expenses	30,229	5,000
Premium Finance Agreement	293,333	—
Total accrued expenses	$2,169,228	$1,528,669

3. Balance Sheet Details

Prepaid Expenses

Prepaid expenses consisted of the following:

	December 31, 2021	December 31, 2020
Prepaid clinical costs	$488,614	$—
Other prepaid expenses	148,728	128,000
Total prepaid expenses	$637,342	$128,000

Property and Equipment, Net

Property and equipment, net consisted of the following:

December 31, 2021
Lab Equipment	$131,963
Total property and equipment, gross	131,963
Accumulated depreciation	(16,782)
Total property and equipment, net	$115,181

Depreciation expense was $16,782 for the year ended December 31, 2021.

Current Liabilities

Current liabilities consisted of the following:

	December 31, 2021	December 31, 2020
Accounts payable	$596,261	$865,901
Accrued payroll and related expenses	756,729	266,852
Accrued clinical study expenses	327,244	40,329
Accrued professional fees	294,130	23,216
Accrued clinical development costs	145,566	—
Accrued other expenses	5,000	12,478
Lease liability	16,752	—
Total current liabilities	$2,141,682	$1,208,776

Accrued payroll and related expenses consisted of accrued annual corporate bonus expense as of December 31, 2021. There was no accrued deferred compensation recorded as of December 31, 2021.

Accrued payroll and related expenses consisted of deferred compensation as of December 31, 2020. During the fiscal year 2020 the Company entered into deferred compensation arrangements with five employees to defer a certain portion of their base salary until such time the Company completed an initial public offering. In connection with the Series A Preferred financing these agreements were amended to make the deferred compensation payable upon the closing of the Series A Preferred financing which occurred on December 30, 2020. The accrued compensation of $266,852 as of December 31, 2020 was paid on January 6, 2021.